Tax matters (Tables)	12 Months Ended
Dec. 31, 2024
Tax matters
Schedule of income taxes

	2024	2023	2022
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	28,004	62,110	144,246
Adjustments in current income tax in respect of prior years	(1,183)	(1,533)	(5,681)
Total	26,821	60,577	138,565

Deferred tax
Origination and reversal of temporary differences	(7,758)	(3,216)	15,032
Impact of tax rate changes	(48)	(555)	460
Write-down of deferred tax assets	—	—	(1,448)
Adjustments in deferred tax in respect of prior years	(2,763)	734	(4,626)
Total	(10,569)	(3,037)	9,418
Income tax expense	16,252	57,540	147,983

Schedule of statutory income tax rate

	2024	2023	2022
	US$'000	US$'000	US$'000
Accounting profit before income tax	37,052	160,667	602,660
Tax expense at weighted statutory national tax rate of 27% (2023: 31% and 2022: 26%)	9,988	50,557	157,620
(Non-taxable income)/ non-deductible expense	(2,478)	1,429	(5,920)
Change in tax rates	(48)	(555)	591
U.S. state taxes	(52)	(121)	(721)
Adjustments in respect of prior periods	(3,946)	(799)	1,368
Unrecognized temporary differences	2,903	(2,992)	11,036
Elimination of effect of interest in partnerships	27	(1,356)	(754)
Unrecognized loss carryforwards	9,523	12,434	(11,277)
Other items	335	(1,057)	(3,960)
Income tax expense	16,252	57,540	147,983

Schedule of changes in deferred tax assets and liabilities

For the year ended December 31, 2024:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,582)	4,311	—	(1,484)	609	(10,146)
Provisions	34,102	(3,726)	(757)	765	(1,499)	28,885
Property, plant & equipment	(45,405)	6,497	—	1,598	908	(36,402)
Inventories	1,416	290	—	—	(1)	1,705
Hedging Instruments	(567)	—	865	—	22	320
Tax losses	1,731	3,946	—	—	—	5,677
Incentives & credits	—	432	—	—	—	432
Other	(1,517)	(1,181)	—	(879)	57	(3,520)
Total	(23,822)	10,569	108	—	96	(13,049)

For the year ended December 31, 2023:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,978)	884	—		(488)	(13,582)
Provisions	38,011	(442)	1,500	(5,836)	869	34,102
Property, plant & equipment	(54,730)	3,195	—	5,836	294	(45,405)
Inventories	1,186	232	—	—	(2)	1,416
Hedging Instruments	—	—	(767)	—	200	(567)
Tax losses	3,259	(1,528)	—	—	—	1,731
Incentives & credits	32	(32)	—	—	—	—
Other	(2,498)	728	—	—	253	(1,517)
Total	(28,718)	3,037	733	—	1,126	(23,822)

Presented in the statement of financial position as follows:

	2024	2023
	US$'000	US$'000
Deferred tax assets	38,550	37,250
Deferred tax liabilities	(51,599)	(61,072)
Offset between deferred tax assets and deferred tax liabilities	31,970	28,490
Total deferred tax assets due to temporary differences recognized in the statement of financial position	6,580	8,760
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(19,629)	(32,582)

Schedule of unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2024					2023
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Unused tax losses	200,087	236,589	153,622	82,948	673,246	201,476	235,296	143,750	56,055	636,577
Unrecognized deductible temporary differences	70,071	—	44,837	9,166	124,074	62,737	—	44,837	9,166	116,741
Total	270,158	236,589	198,459	92,114	797,320	264,213	235,296	188,587	65,221	753,318